Shareholder Fees {- Energy Service Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 | Energy Service Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none